CONDENSED CONSOLIDATED INTERIM SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Payments to acquire property, plant, and equipment				$ 22.9		$ 17.6
Revenue percent		0.80%	0.80%	1.10%	1.60%
Capitalized investments		$ 1.3	$ 2.8	$ 3.9	$ 11.3
Unamortized expense	$ 18.8	$ 13.3		13.3		18.8
Impairment charges				1.6		0.9
Improvements to income tax	tabular reconciliation using both percentages and amounts, broken out into specific categories with certain reconciling items at or above 5% of the statutory tax further broken out by nature and/or jurisdiction. This ASU also has disclosure requirements related to income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes paid. The ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted.
Maximum [Member]
Property, Plant and Equipment [Line Items]
Impairment charges				3.1
Seller Provided Installment Financing
Property, Plant and Equipment [Line Items]
Payments to acquire property, plant, and equipment				$ 2.3		$ 5.5